Notes to the Balance Sheet - Summary of Authorized Capital (Details) - EUR (€)		12 Months Ended
	Dec. 14, 2023	Dec. 31, 2023	Dec. 31, 2021	May 17, 2023	Dec. 31, 2022	Dec. 31, 2019
Authorized Capital [Line Items]
Authorized shares (in shares)		8,909,562			9,195,696
Authorised capital amount		€ 8,909,562			€ 9,195,696
Maximum authorised term for share capital increase		5 years
Authorized Capital 2023 I
Authorized Capital [Line Items]
Authorized shares (in shares)		6,846,388
Authorised capital amount				€ 6,846,388
Par value per share				€ 0
Authorized Capital 2023 II
Authorized Capital [Line Items]
Authorized shares (in shares)				3,423,194
Share capital authorised increase				€ 3,423,194
Par value per share				€ 0
Capital increase, net of issuance cost (in shares)	3,423,194
Authorized capital I
Authorized Capital [Line Items]
Authorised capital reduction amount			€ 4,861,376			€ 46,246
Authorized Capital II
Authorized Capital [Line Items]
Authorised capital reduction amount			1,951,452
Authorized capital III
Authorized Capital [Line Items]
Authorised capital reduction amount			€ 273,448
Common Stock
Authorized Capital [Line Items]
Capital increase, net of issuance cost (in shares)		3,423,194	1,337,552